Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.34%
Australia–3.62%
ALS Ltd.	9,860,775	$62,754,510
Cochlear Ltd.	570,179	90,373,190
IPH Ltd.	7,846,200	47,211,631
Technology One Ltd.	9,965,376	55,882,453
Treasury Wine Estates Ltd.	5,552,605	47,404,593
		303,626,377
Austria–0.98%
ams AG(a)	2,025,678	82,408,478
Belgium–0.80%
Galapagos N.V.(a)	300,000	67,107,457
Brazil–1.30%
Odontoprev S.A.	11,881,600	48,995,717
TOTVS S.A.	3,462,779	60,359,700
		109,355,417
Canada–3.26%
Altus Group Ltd.	937,399	30,705,944
CAE, Inc.	3,879,774	115,068,105
Descartes Systems Group, Inc. (The)(a)	1,730,953	77,601,210
Morneau Shepell, Inc.	1,899,828	49,728,005
		273,103,264
China–0.59%
TravelSky Technology Ltd., H Shares	22,873,000	49,479,400
Denmark–3.38%
Chr. Hansen Holding A/S	2,200,954	164,112,763
Genmab A/S(a)	195,125	45,116,950
SimCorp A/S	669,615	74,099,077
		283,328,790
France–2.14%
Alten S.A.	440,061	54,633,202
BioMerieux	710,167	70,433,148
Gaztransport Et Technigaz S.A.	533,559	53,909,691
		178,976,041
Germany–9.95%
Brenntag AG	869,047	45,183,972
Carl Zeiss Meditec AG, BR	2,168,385	265,859,352
Fuchs Petrolub SE, Preference Shares	1,670,581	74,228,636
MorphoSys AG(a)	551,095	69,021,606
Nemetschek SE	1,218,704	83,079,775
New Work SE(a)(b)	298,674	97,766,793
PVA TePla AG(a)(b)	1,275,000	21,065,376
Sartorius AG, Preference Shares	244,992	57,161,447
STRATEC SE(b)	751,899	53,235,261
Symrise AG	658,161	67,801,113
		834,403,331
Iceland–2.00%
Ossur HF(b)	22,966,074	167,303,686
Shares		Value
Israel–2.79%
Nice Ltd., ADR(a)	1,357,590	$233,912,757
Italy–0.80%
DiaSorin S.p.A.	542,726	66,761,367
Japan–22.75%
Ariake Japan Co. Ltd.	1,454,700	99,216,576
As One Corp.	278,963	25,324,197
Azbil Corp.	4,243,800	114,467,802
Benefit One, Inc.	2,297,400	40,181,849
Daifuku Co. Ltd.	2,736,400	164,929,812
Disco Corp.	125,000	28,933,622
Fujitec Co. Ltd.(b)	5,000,000	81,587,151
Fukui Computer Holdings, Inc.	446,200	13,603,266
Harmonic Drive Systems, Inc.	1,164,800	52,207,210
Infomart Corp.	5,349,400	42,918,179
Istyle, Inc.(a)	877,851	3,766,498
Japan Elevator Service Holdings Co. Ltd.	2,000,000	44,907,890
LIFULL Co. Ltd.	4,261,200	22,060,662
Meitec Corp.	618,186	35,229,206
MonotaRO Co. Ltd.	3,851,400	93,349,864
Morinaga & Co. Ltd.	2,082,500	100,223,078
Nabtesco Corp.	1,249,500	35,662,205
Nippon Ceramic Co. Ltd.	1,000,000	22,188,481
Nippon Shinyaku Co. Ltd.	1,436,700	128,397,882
NSD Co. Ltd.	211,400	3,425,289
OBIC Business Consultants Co. Ltd.	2,162,400	83,353,892
Obic Co. Ltd.	1,787,300	244,678,368
Rohto Pharmaceutical Co. Ltd.	245,527	6,816,662
Santen Pharmaceutical Co. Ltd.	2,194,600	41,037,498
SCSK Corp.	656,200	35,188,604
SG Holdings Co. Ltd.	3,143,600	66,689,096
TechnoPro Holdings, Inc.	820,500	55,016,659
Topcon Corp.	3,298,800	45,097,333
Trend Micro, Inc.	1,070,100	56,044,029
USS Co. Ltd.	4,749,400	86,418,348
Yokogawa Electric Corp.	679,900	11,802,699
ZOZO, Inc.	1,358,174	22,654,034
		1,907,377,941
Jersey–0.79%
Sanne Group PLC(b)	8,344,943	66,496,641
Luxembourg–1.21%
Eurofins Scientific SE	187,943	101,256,341
Netherlands–3.13%
ASM International N.V.	1,128,033	136,961,242
IMCD N.V.	887,647	76,552,443
Intertrust N.V.(c)	2,726,444	48,455,160
		261,968,845
New Zealand–0.54%
Fisher & Paykel Healthcare Corp. Ltd.	3,002,795	45,032,831
Norway–1.14%
TGS NOPEC Geophysical Co. ASA	3,750,023	95,312,835

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Small-Mid Company Fund

Shares		Value
South Africa–0.43%
AVI Ltd.	7,026,656	$36,265,094
Spain–0.64%
Grupo Catalana Occidente S.A.	1,646,068	54,075,780
Sweden–5.00%
Biotage AB	2,000,000	24,911,587
Bravida Holding AB(c)	4,020,687	36,707,948
Dometic Group AB(c)	7,506,965	68,438,986
Fagerhult AB	3,810	23,504
Hexpol AB	9,786,165	88,316,176
Lifco AB, Class B	619,213	36,544,069
Loomis AB, Class B	1,301,844	47,201,673
Mycronic AB(b)	6,000,000	116,946,679
		419,090,622
Switzerland–10.39%
Belimo Holding AG	15,797	110,815,542
Bossard Holding AG, Class A	318,694	46,270,616
dormakaba Holding AG	116,492	73,253,892
Interroll Holding AG	30,000	58,665,918
Kardex AG	342,066	58,258,747
LEM Holding S.A.	31,545	47,793,978
Partners Group Holding AG	249,193	228,536,954
Tecan Group AG(b)	658,888	186,548,145
VZ Holding AG	171,637	60,832,691
		870,976,483
United Kingdom–16.49%
3i Group PLC	4,171,897	60,681,892
Abcam PLC	6,349,060	116,803,877
Ascential PLC(c)	8,535,580	41,062,101
Ashmore Group PLC	5,897,071	42,470,445
Shares		Value
United Kingdom–(continued)
Auto Trader Group PLC(c)	6,682,780	$49,154,348
boohoo Group PLC(a)	24,735,380	98,700,826
Bunzl PLC	1,315,622	34,256,834
Clinigen Group PLC	4,995,496	63,854,488
Croda International PLC	2,073,336	136,364,150
Diploma PLC	2,571,519	66,094,601
Elementis PLC	13,530,348	22,949,469
FDM Group Holdings PLC	4,000,000	51,999,324
Halma PLC	3,785,599	105,238,092
HomeServe PLC	2,116,310	35,666,925
IMI PLC	5,740,288	83,252,433
Lancashire Holdings Ltd.	9,675,000	95,731,344
Ocado Group PLC(a)	6,924,478	112,237,306
Spirax-Sarco Engineering PLC	936,116	110,153,846
Victrex PLC	1,915,381	55,739,411
		1,382,411,712
United States–2.22%
Bruker Corp.	1,474,600	72,948,462
CyberArk Software Ltd.(a)	480,714	66,449,097
QIAGEN N.V.(a)	1,370,649	46,300,523
		185,698,082
Total Common Stocks & Other Equity Interests (Cost $5,712,152,670)		8,075,729,572
Money Market Funds–3.47%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)	290,616,276	290,616,276
TOTAL INVESTMENTS IN SECURITIES—99.81% (Cost $6,002,768,946)		8,366,345,848
OTHER ASSETS LESS LIABILITIES–0.19%		16,219,979
NET ASSETS–100.00%		$8,382,565,827
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2020	Dividend Income
Fujitec Co. Ltd.	$72,759,396	$-	$-	$8,827,755	$-	$81,587,151	$47,619
Mycronic AB	99,759,667	-	-	17,187,012	-	116,946,679	-
New Work SE	105,106,921	-	(11,303,299)	3,880,079	83,092	97,766,793	-
Ossur HF	166,277,568	-	-	1,026,118	-	167,303,686	-
PVA TePla AG	15,135,016	-	-	5,930,360	-	21,065,376	-
Sanne Group PLC	-	71,054,276	-	(4,557,635)	-	66,496,641	-
STRATEC SE	56,755,200	-	-	(3,519,939)	-	53,235,261	-
Tecan Group AG	155,905,994	-	-	30,642,151	-	186,548,145	-
Total	$671,699,762	$71,054,276	$(11,303,299)	$59,415,901	$83,092	$790,949,732	$47,619

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $243,818,543, which represented 2.91% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Small-Mid Company Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/05/2020	State Street Bank & Trust Co.	USD	1,297,515	ZAR	19,425,540	$(3,385)

Abbreviations:
USD	– U.S. Dollar
ZAR	– South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$303,626,377	$—	$303,626,377
Austria	—	82,408,478	—	82,408,478
Belgium	—	67,107,457	—	67,107,457
Brazil	109,355,417	—	—	109,355,417
Canada	273,103,264	—	—	273,103,264
China	—	49,479,400	—	49,479,400
Denmark	—	283,328,790	—	283,328,790
France	—	178,976,041	—	178,976,041
Germany	—	834,403,331	—	834,403,331
Iceland	—	167,303,686	—	167,303,686
Israel	233,912,757	—	—	233,912,757
Italy	—	66,761,367	—	66,761,367
Japan	—	1,907,377,941	—	1,907,377,941
Jersey	—	66,496,641	—	66,496,641
Luxembourg	—	101,256,341	—	101,256,341
Netherlands	—	261,968,845	—	261,968,845
New Zealand	—	45,032,831	—	45,032,831
Norway	—	95,312,835	—	95,312,835
South Africa	—	36,265,094	—	36,265,094
Spain	—	54,075,780	—	54,075,780
Sweden	—	419,090,622	—	419,090,622
Switzerland	—	870,976,483	—	870,976,483
United Kingdom	—	1,382,411,712	—	1,382,411,712
United States	185,698,082	—	—	185,698,082
Money Market Funds	290,616,276	—	—	290,616,276
Total Investments in Securities	1,092,685,796	7,273,660,052	—	8,366,345,848
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(3,385)	—	(3,385)
Total Investments	$1,092,685,796	$7,273,656,667	$—	$8,366,342,463

*	Unrealized appreciation (depreciation).
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer International Small-Mid Company Fund